CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Accretion of interest on bond	$ 1,700	$ 15,900	$ 15,600
Cash and cash equivalents	878,838	231,849	85,996
Restricted cash and short-term deposits	21,693	34,025	77,540
Restricted cash (non-current portion)	112,350	72,048	62,020
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 1,012,881	$ 337,922	$ 225,556